Income Taxes - Reconciliation of the differences between statutory income tax rate and the effective income tax rate (Details)	6 Months Ended	9 Months Ended	12 Months Ended			15 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023
Reconciliation
Statutory EIT rate			25.00%	25.00%	25.00%
Effect of non-deductible expenses			(1.87%)	16.97%	(6.60%)
Tax incentives for research and development expense			11.32%	(49.14%)	9.00%
Tax incentives for wages of disabled staff			0.05%	(0.16%)	0.05%
Preferential tax rate			0.62%	(4.20%)	0.48%
Change in valuation allowance			(33.14%)	2.52%	(25.55%)
Tax rate difference from statutory rate in other jurisdictions			(1.93%)	10.44%	(2.49%)
Effective income tax rate			0.05%	1.43%	(0.11%)
Percentage of tax incentives on research and development expenses	200.00%	175.00%			175.00%	200.00%